Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026 USD ($) yr $ / shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) yr $ / shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Weighted average assumptions [Abstract]
Strike price (in dollars per share) | $ / shares	$ 3.33		$ 4.28
Award life (weighted average) | yr	5.5		5.6
Expected dividends	0.00%		0.00%
Other reserves within equity on consolidated statement | $	$ 17,909		$ 17,909		$ 13,292
Expense (benefit) for awards recognized | $	1,800	$ 2,300	5,787	$ 5,848
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 17,900		$ 17,900		$ 13,100
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 25.35		$ 13.03
Expected volatility	80.00%		80.00%
Risk-free interest rate	4.36%		3.79%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share) | $ / shares	$ 29.08		$ 29.08
Expected volatility	83.00%		88.00%
Risk-free interest rate	4.61%		4.61%